Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000245604
Account Value [Line Items]
Line Graph and Table Measure Name	BFS Equity Fund - Institutional Class
Account Value	$ 25,663	$ 23,513	$ 18,680	$ 18,857	$ 19,789	$ 14,693	$ 13,819	$ 12,935	$ 11,212	$ 9,909	$ 10,000
C000089323
Account Value [Line Items]
Line Graph and Table Measure Name	LS Opportunity Fund - I
Account Value	$ 18,952	18,312	15,544	15,676	15,799	12,827	12,748	12,325	11,417	10,380	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948	10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948	10,172	10,000
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 29,274	$ 26,334	$ 21,950	$ 21,527	$ 22,113	$ 15,932	$ 15,198	$ 14,607	$ 12,284	$ 10,139	$ 10,000